Disposal of the Discontinued Operations of the Nfid Business (Details) - Schedule of financial data of the company’s gain from sale of the NFID business	1 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)
Current assets:
Inventory, net	$ 58,447	$ 58,447
Total assets	58,447	58,447
Current liabilities:
Total liabilities
Net asset of NFID business disposed	58,447	58,447
Consideration in the form of a note receivable	(60,000)	(60,000)
Gain from sale of NFID business	$ (1,553)	$ (1,553)